Cumulative Preferred Stock (Authorized) (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 15, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 17, 2020
Class of Stock [Line Items]
Issued and Outstanding		41,000,000	41,000,000
Net Proceeds		$ 1,004	$ 1,004
Series A Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 0.5456	$ 0.6388
Preferred Stock, Redemption Price Per Share		$ 25
Issued and Outstanding		4,866,814	3,864,636	3,864,636
Net Proceeds		$ 95	$ 95
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share		$ 25
Issued and Outstanding		1,133,186	2,135,364	2,135,364
Net Proceeds		$ 52	$ 52
Preferred Stock Dividend Payment Rate Variable		Floating
Series C Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	1.1802	$ 1.1802	$ 1.0505
Preferred Stock, Redemption Price Per Share		$ 25
Issued and Outstanding		10,000,000	10,000,000
Net Proceeds		$ 245	$ 245
Series E Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 1.125
Preferred Stock, Redemption Price Per Share		$ 25.75
Issued and Outstanding		5,000,000	5,000,000
Net Proceeds		$ 122	$ 122
Series F Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.0505	$ 1.0625
Preferred Stock, Redemption Price Per Share		$ 25
Issued and Outstanding		8,000,000	8,000,000
Net Proceeds		$ 195	$ 195
Series H Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 1.225
Preferred Stock, Redemption Price Per Share		$ 25
Issued and Outstanding		12,000,000	12,000,000
Net Proceeds		$ 295	$ 295